January 7, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust III (Trust)
          Colonial Federal Securities Fund (Fund)
          File Nos. 811-881 & 2-15184

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2000 for the Fund do not differ from that contained in Post-Effective Amendment No. 112 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 22, 1999.

The Fund's Class A, B, C and Z Prospectuses and Statement of Additional Information dated January 1, 2000, are now being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.


Very truly yours,

Liberty Funds Trust III



Tracy S. DiRienzo
Assistant Secretary


cc:        M. Muller (Ropes)(5)
           Blue Sky
           J. DiMaria (PWC)
           L. Finnemore
           M. Bissonnette
           D. DiSilva
           D. Young (2 copies)